401(K) Plan (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
401(K) Plan (Details) [Line Items]
Employees earnings	4.00%
Minimis plan amount	$ 0.3	$ 0.3